CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
REVENUE [abstract]
Oil and gas sales	¥ 151,888	$ 23,345	¥ 121,325	¥ 146,597
Marketing revenues	28,907	4,443	20,310	21,422
Other income	5,595	860	4,855	3,418
Total revenue	186,390	28,648	146,490	171,437
EXPENSES [abstract]
Operating expenses	(24,282)	(3,732)	(23,211)	(28,372)
Taxes other than income tax	(7,210)	(1,108)	(6,941)	(10,770)
Exploration expenses	(6,881)	(1,058)	(7,359)	(9,900)
Depreciation, depletion and amortization	(61,257)	(9,415)	(68,907)	(73,439)
Special oil gain levy	(55)	(8)	0	(59)
Impairment and provision	(9,130)	(1,403)	(12,171)	(2,746)
Crude oil and product purchases	(27,643)	(4,249)	(19,018)	(19,840)
Selling and administrative expenses	(6,861)	(1,055)	(6,493)	(5,705)
Others	(6,021)	(925)	(4,802)	(3,150)
Total expenses	(149,340)	(22,953)	(148,902)	(153,981)
PROFIT/(LOSS) FROM OPERATING ACTIVITIES	37,050	5,695	(2,412)	17,456
Interest income	653	100	901	873
Finance costs	(5,044)	(775)	(6,246)	(6,118)
Exchange (losses)/gains, net	356	55	(790)	(143)
Investment income	2,409	370	2,774	2,398
Share of profits/(losses) of associates	302	46	(609)	256
Share of profit of a joint venture	553	85	533	1,647
Non-operating income, net	78	12	574	761
PROFIT/(LOSS) BEFORE TAX	36,357	5,588	(5,275)	17,130
Income tax credit/(expense)	(11,680)	(1,795)	5,912	3,116
PROFIT FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	24,677	3,793	637	20,246
Items that may be subsequently reclassified to profit or loss
Exchange differences on translation of foreign operations	(10,121)	(1,556)	10,422	7,979
Share of other comprehensive income/(expense) of associates	36	6	(127)	74
Other items that will not be reclassified to profit or loss
Fair value change on equity investments designated as at fair value through other comprehensive income	(542)	(83)	(461)	(1,573)
Others	54	8	12	134
OTHER COMPREHENSIVE INCOME/(EXPENSE) FOR THE YEAR, NET OF TAX	(10,573)	(1,625)	9,846	6,614
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO OWNERS OF THE PARENT	¥ 14,104	$ 2,168	¥ 10,483	¥ 26,860
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE PARENT [abstract]
Basic (RMB Yuan) | (per share)	¥ 0.55	$ 0.085	¥ 0.01	¥ 0.45
Diluted (RMB Yuan) | (per share)	¥ 0.55	$ 0.085	¥ 0.01	¥ 0.45